Operating leases:	6 Months Ended
Jun. 30, 2026
Operating Leases
Operating leases:

7.                Operating leases:

a) Time charter-in vessel agreements

The carrying value of the assets and liabilities recognized on the balance sheet as of December 31, 2025 and June 30, 2026 in connection with the Company’s time charter-in vessel arrangements that have an initial lease term exceeding 12 months (Note 1), amounted to $154,326 and $140,237, respectively, and are included under “Operating leases, right-of-use assets” and “Operating lease liabilities current and non-current” in the unaudited consolidated balance sheets. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of asset, at each lease commencement, is approximately 5.4%. The payments required to be made after June 30, 2026, for these outstanding operating lease liabilities, are as follows:

Twelve month periods ending	Amount
June 30, 2027	$34,447
June 30, 2028	36,545
June 30, 2029	31,981
June 30, 2030	29,405
June 30, 2031	24,073
June 30, 2032 and thereafter	3,208
Total undiscounted lease payments	$159,659
Discount based on incremental borrowing rate	(19,422)
Present value of lease liability	$140,237
Operating lease liabilities, current	27,452
Operating lease liabilities, non-current	112,785

The weighted average remaining lease term of these charter-in vessel arrangements as of June 30, 2026 is 4.7 years. The charter-in hire expenses for the long-term charter-in arrangements for the six-month periods ended June 30, 2025 and 2026, were $18,453 and $18,218, respectively, and are included under “Charter-in hire expenses” in the unaudited interim condensed consolidated income statements.

7.                Operating leases - continued:

b) Office rental arrangements

The carrying value of the assets and liabilities recognized on the balance sheet as of December 31, 2025 and June 30, 2026 in connection with the office rental arrangements, amounted to $2,732 and $2,187, respectively, and are included under “Operating leases, right-of-use assets” and “Operating lease liabilities current and non-current” in the unaudited consolidated balance sheets. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of asset, at each lease commencement, is approximately 5.2%. The office rental payments required to be made after June 30, 2026, for these outstanding operating lease liabilities, are as follows:

Twelve month periods ending	Amount
June 30, 2027	$1,049
June 30, 2028	725
June 30, 2029	446
June 30, 2030	130
June 30, 2031	14
Total undiscounted lease payments	$2,364
Discount based on incremental borrowing rate	(177)
Present value of lease liability	$2,187
Operating lease liabilities, current	964
Operating lease liabilities, non-current	1,223

The weighted average remaining lease term of these office rental arrangements as of June 30, 2026 is 2.6 years. The lease expenses for these office rental arrangements for the six-month periods ended June 30, 2025 and 2026 were $831 and $700, respectively, and are included under “General and administrative expenses” in the unaudited interim condensed consolidated income statements.